UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02192

The Dreyfus Sustainable U.S. Equity Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Fund, Inc.
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Banks - 3.0%
Citigroup	138,454		9,419,026
Gentera	183,813		283,133
			9,702,159
Commercial & Professional Services - 3.3%
Equifax	73,243		10,434,930
Consumer Durables & Apparel - 4.4%
Mattel	217,001		3,519,756
Newell Brands	146,830		7,088,952
Under Armour, Cl. A	214,707	[a]	3,467,518
			14,076,226
Consumer Services - 3.1%
McDonald's	61,008		9,759,450
Food & Staples Retailing - 2.0%
Costco Wholesale	40,136		6,290,917
Food, Beverage & Tobacco - 3.0%
Blue Buffalo Pet Products	372,711	[a]	9,601,035
Health Care Equipment & Services - 4.5%
Cerner	117,563	[a]	7,968,420
Medtronic	79,296		6,392,843
			14,361,263
Household & Personal Products - 4.3%
Coty	237,740		3,941,729
Procter & Gamble	107,218		9,893,005
			13,834,734
Insurance - 5.6%
Intact Financial	108,609		8,953,121
Principal Financial Group	144,144		9,011,883
			17,965,004
Materials - 2.0%
Albemarle	55,546		6,457,778
Media - 5.2%
Discovery Communications, Cl. A	363,650	[a]	8,076,666
Walt Disney	85,571		8,659,785
			16,736,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
Gilead Sciences	255,124		21,356,430
Real Estate - 1.0%
Redwood Trust	184,298	[b]	3,074,091
Retailing - 7.8%
Dollar General	162,370		11,781,567
Ferguson	82,726		4,921,500
TripAdvisor	193,862	[a]	8,283,723
			24,986,790
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials	265,193		11,965,508
Maxim Integrated Products	137,338		6,408,191
			18,373,699
Software & Services - 21.5%
Accenture, Cl. A	35,706		4,668,917
Alphabet, Cl. A	14,066	[a]	13,436,406
Alphabet, Cl. C	9,400	[a]	8,829,702
Cognizant Technology Solutions, Cl. A	135,251		9,571,713
Facebook, Cl. A	34,000	[a]	5,846,980
Microsoft	272,445		20,370,713
Western Union	306,556		5,800,040
			68,524,471
Technology Hardware & Equipment - 6.5%
Intuit	65,099		9,208,254
Stratasys	151,794	[a]	3,397,150
Trimble	207,513	[a]	8,026,603
			20,632,007
Telecommunication Services - 2.2%
Samsung SDI, GDR	163,068	[c]	7,104,217
Transportation - 2.6%
CH Robinson Worldwide	115,198		8,136,435
Utilities - 3.2%
Eversource Energy	163,528		10,302,264
Total Common Stocks (cost $287,836,789)			311,710,351
Description	Shares		Value ($)
Other Investment - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $9,046,261)	9,046,261	[d]	9,046,261

Total Investments (cost $296,883,050)	100.6%	320,756,612
Liabilities, Less Cash and Receivables	(.6%)	(1,819,687)
Net Assets	100.0%	318,936,925

GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $7,104,217 or 2.23% of net assets.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	21.5
Retailing	7.8
Pharmaceuticals, Biotechnology & Life Sciences	6.7
Technology Hardware & Equipment	6.5
Semiconductors & Semiconductor Equipment	5.8
Insurance	5.6
Media	5.2
Health Care Equipment & Services	4.5
Consumer Durables & Apparel	4.4
Household & Personal Products	4.3
Commercial & Professional Services	3.3
Utilities	3.2
Consumer Services	3.1
Banks	3.0
Food, Beverage & Tobacco	3.0
Money Market Investment	2.9
Transportation	2.6
Telecommunication Services	2.2
Materials	2.0
Food & Staples Retailing	2.0
Real Estate	1.0
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Fund, Inc.
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	290,448,380	-		-	290,448,380
Equity Securities - Foreign
Common Stocks†	7,104,217	14,157,754	††	-	21,261,971
Registered Investment Company	9,046,261	-		-	9,046,261
Liabilities ($)
Other Financial instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(375)		-	(375)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
The Dreyfus Sustainable U.S. Equity Fund, Inc.
August 31, 2017 (Unaudited)

counterparty/	Purchased		Sold
purchased	Currency	Currency	Currency	Settlement	Unrealized
currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
Mexican New Peso	1,346,168	United States Dollar	75,394	9/1/17	(102)
State Street Bank and Trust Co
Mexican New Peso	536,548	United States Dollar	30,283	9/1/17	(273)
Gross Unrealized Depreciation					(375)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

At August 31, 2017, accumulated net unrealized appreciation on investments was $23,873,562, consisting of $33,196,714 gross unrealized appreciation and $9,323,152 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)